Loans and borrowings (Details 1)		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]		-
Pre-Shipment Credit Borrowings USD [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	USD
Borrowings, interest rate basis	[2]	1 Month LIBOR + 25 to 40 bps	1 Month LIBOR + (30) to 30 bps
Pre-Shipment Credit Borrowings RUB [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	-
Borrowings, interest rate basis	[2]	-	6.75
Other Foreign Currency Borrowings USD [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	USD
Borrowings, interest rate basis	[2]	1 Month LIBOR + 65 to 95 bps	1 Month/3 Months LIBOR + 65 to 85 bps
Pre-Shipment Credit borrowings INR [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	-
Borrowings, interest rate basis	[2]	-
Pre-Shipment Credit borrowings INR One [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, interest rate basis	[2]		6.00
Other Foreign Currency Borrowings UAH [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	UAH
Borrowings, interest rate basis	[2]	21.50%	18.00
Other Foreign Currency Borrowings MXN [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	MXN
Borrowings, interest rate basis	[2]	TIIE+1.25%	-
Other foreign currency borrowings RUB [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	RUB
Borrowings, interest rate basis	[2]	8.22%	8.20%
Other Foreign Currency Borrowings ZAR [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	ZAR
Borrowings, interest rate basis	[2]	1 Month JIBAR+120 Bps	-

[1]	“INR” means Indian rupees, “USD” means United States Dollars, “RUB” means Russian roubles, “MXN” means Mexican pesos, “UAH” means Ukrainian hryvnia and “ZAR” means South African rand.
[2]	“LIBOR” means the London Inter-bank Offered Rate, “TIIE” means the Equilibrium Inter-banking Interest Rate (Tasa de Interés Interbancaria de Equilibrio) and “JIBAR” means the Johannesburg Interbank Average Rate.